PROPERTY, PLANT & EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant & equipment [Table Text Block]
Cost	Property acquisition costs	Mineral properties	Plant and equipment	Construction in progress	Total
At January 1, 2020	111,644	387,404	748,295	-	1,247,343
Additions	-	44,454	22,351	12,660	79,465
Changes in rehabilitation cost asset	-	12,906	-	-	12,906
Disposals	-	-	(7,023)	-	(7,023)
Foreign exchange translation	(1,749)	(693)	(1,029)	-	(3,471)
Transfers between categories	-	-	7,334	(7,334)	-
At December 31, 2020	109,895	444,071	769,928	5,326	1,329,220
Additions	-	82,343	46,921	35,358	164,622
Changes in rehabilitation cost asset	-	12,087	-	-	12,087
Disposals	-	-	(13,283)	-	(13,283)
Foreign exchange translation	(369)	(186)	(255)	-	(810)
Transfers between categories	-	-	17,944	(17,944)	-
At December 31, 2021	109,526	538,315	821,255	22,740	1,491,836

Accumulated depreciation
At January 1, 2020	-	231,114	258,223	-	489,337
Depletion and amortization	-	59,540	43,929	-	103,469
Disposals	-	-	(6,205)	-	(6,205)
At December 31, 2020	-	290,654	295,947	-	586,601
Depletion and amortization	-	34,979	44,144	-	79,123
Disposals	-	-	(11,727)	-	(11,727)
At December 31, 2021	-	325,633	328,364	-	653,977

Net book value
At December 31, 2020	109,895	153,417	473,981	5,326	742,619
At December 31, 2021	109,526	212,682	492,891	22,740	837,839

Disclosure of additions and other items in net book value of property, plant & equipment [Table Text Block]
	As at December 31,
	2021	2020
Net book value beginning of period	742,619	758,006
Additions:
Gibraltar capitalized stripping costs	69,228	30,918
Gibraltar capital expenditures	29,251	23,057
Florence Copper development costs	58,667	18,059
Yellowhead development costs	2,603	2,409
Aley development costs	455	1,095
Other items:
Right of use assets	4,418	3,927
Rehabilitation costs asset	12,087	12,906
Disposals	(1,556)	(818)
Foreign exchange translation	(810)	(3,471)
Depletion and amortization	(79,123)	(103,469)
Net book value at December 31	837,839	742,619

Disclosure of net book value of property, plant & equipment [Table Text Block]

Net book value	Gibraltar Mines (75%)	Florence Copper	Yellowhead	Aley	Other	Total
At December 31, 2020	504,995	203,079	18,649	13,861	2,035	742,619
Net additions	101,281	58,679	2,603	455	48	163,066
Changes in rehabilitation cost asset (Note 19)	12,087	-	-	-	-	12,087
Depletion and amortization	(78,722)	(14)	-	-	(387)	(79,123)
Foreign exchange translation	-	(810)	-	-	-	(810)
At December 31, 2021	539,641	260,934	21,252	14,316	1,696	837,839